Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 6,415	$ 8,759
Credit Loss Write Off	$ 13,398	$ 11,189